As filed with the Securities and Exchange Commission on June 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  July 31, 2016

Date of reporting period:  April 30, 2016

Item 1. Schedules of Investments.
O'Shaughnessy All Cap Core Fund
Schedule of Investments
at April 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.81%
	Aerospace & Defense - 5.59%
25,070	The Boeing Co.	$3,379,436
4,290	National Presto Industries, Inc.	374,045
1,548	Spirit AeroSystems Holdings, Inc. - Class A*	72,988
1,867	United Technologies Corp.	194,859
		4,021,328
	Air Freight & Logistics - 1.02%
14,298	Air Transport Services Group, Inc.*	201,459
6,046	Expeditors International of Washington, Inc.	299,942
2,212	United Parcel Service, Inc. - Class B	232,415
		733,816
	Auto Components - 0.19%
3,880	Cooper Tire & Rubber Co.	134,015
184	Superior Industries International, Inc.	4,806
		138,821
	Beverages - 1.50%
11,844	Dr. Pepper Snapple Group, Inc.	1,076,738

	Building Products - 0.67%
2,733	A.O. Smith Corp.	211,042
4,142	Allegion PLC#	271,094
		482,136
	Capital Markets - 0.24%
3,637	SEI Investments Co.	174,867

	Chemicals - 1.83%
4,519	Innospec, Inc.	218,539
11,141	LyondellBasell Industries NV - Class A#	921,027
16,903	Rayonier Advanced Materials, Inc.	173,256
		1,312,822
	Commercial Banks - 0.86%
1,846	Eagle Bancorp, Inc.*	93,592
9,524	Enterprise Financial Services Corp.	260,672
4,707	First Bancorp	96,023
10,047	Pacific Continental Corp.	167,383
		617,670
	Commercial Services & Supplies - 1.72%
19,312	ACCO Brands Corp.*	184,237
10,187	Avery Dennison Corp.	739,678
11,729	Rollins, Inc.	315,158
		1,239,073
	Communications Equipment - 2.02%
19,301	Motorola Solutions, Inc.	1,451,242

	Computers & Peripherals - 2.38%
5,175	Apple, Inc.	485,105
56,344	Seagate Technology PLC#	1,226,609
		1,711,714
	Construction & Engineering - 3.76%
11,710	Comfort Systems USA, Inc.	345,328
6,780	Fluor Corp.	370,595
83,938	Quanta Services, Inc.*	1,991,009
		2,706,932
	Construction Materials - 0.20%
2,355	U.S. Concrete, Inc.*	145,445

	Consumer Finance - 2.23%
1,426	American Express Co.	93,303
110,597	Navient Corp.	1,511,861
		1,605,164
	Containers & Packaging - 0.11%
1,582	Bemis Co., Inc.	79,385

	Diversified Consumer Services - 1.91%
42,172	H&R Block, Inc.	853,561
1,994	Outerwall, Inc.	82,372
16,301	Service Corp. International	434,748
		1,370,681
	Diversified Financial Services - 0.33%
2,142	MSCI, Inc.	162,664
1,244	Nasdaq, Inc.	76,767
		239,431
	Diversified Telecommunication Services - 1.16%
16,393	Verizon Communications, Inc.	835,059

	Electrical Equipment - 0.57%
1,685	Acuity Brands, Inc.	410,955

	Electronic Equipment, Instruments & Components - 1.52%
1,834	Coherent, Inc.*	171,296
14,156	Flextronics International Ltd.*#	171,995
4,073	Insight Enterprises, Inc.*	100,644
7,144	Sanmina Corp.*	168,956
7,020	Tech Data Corp.*	482,204
		1,095,095
	Energy Equipment & Services - 2.46%
46,861	National Oilwell Varco, Inc.	1,688,870
6,992	Noble Corp. PLC#	78,520
		1,767,390
	Food & Staples Retailing - 1.94%
2,653	Casey's General Stores, Inc.	297,136
3,301	CVS Health Corp.	331,751
18,895	The Kroger Co.	668,694
2,109	Sysco Corp.	97,162
		1,394,743

	Food Products - 3.03%
2,957	Cal-Maine Foods, Inc.	150,097
2,579	Hormel Foods Corp.	99,420
17,976	Sanderson Farms, Inc.	1,649,118
2,302	Snyder's-Lance, Inc.	73,595
3,168	Tyson Foods, Inc. - Class A	208,518
		2,180,748
	Gas Utilities - 0.48%
8,627	UGI Corp.	347,151

	Health Care Equipment & Supplies - 1.22%
2,107	C.R. Bard, Inc.	447,042
7,921	Hologic, Inc.*	266,066
2,366	Integra LifeSciences Holdings Corp.*	167,560
		880,668
	Health Care Providers & Services - 1.87%
3,497	Aetna, Inc.	392,608
1,846	Anthem, Inc.	259,861
1,222	Centene Corp.*	75,715
1,297	Chemed Corp.	168,325
3,228	Cigna Corp.	447,207
		1,343,716
	Hotels, Restaurants & Leisure - 7.27%
23,938	McDonald's Corp.	3,027,918
1,892	Papa John's International, Inc.	107,068
35,968	Starbucks Corp.	2,022,481
575	Vail Resorts, Inc.	74,543
		5,232,010
	Household Durables - 0.55%
4,782	Hooker Furniture Corp.	118,594
167	NVR, Inc.*	277,435
		396,029
	Household Products - 2.19%
7,680	The Clorox Co.	961,766
3,947	Kimberly-Clark Corp.	494,125
1,138	WD-40 Co.	116,417
		1,572,308
	Independent Power Producers & Energy Traders - 1.01%
29,875	AES Corp.	333,405
24,819	Calpine Corp.*	391,644
		725,049
	Industrial Conglomerates - 0.24%
5,579	General Electric Co.	171,554

	Insurance - 7.59%
4,645	American International Group, Inc.	259,284
4,008	Aspen Insurance Holdings Ltd.#	185,771
9,571	The Hartford Financial Services Group, Inc.	424,761
29,469	The Progressive Corp.	960,689
1,600	Reinsurance Group of America, Inc.	152,352
31,632	The Travelers Companies, Inc.	3,476,357
		5,459,214

	Internet Software & Services - 0.28%
2,300	VeriSign, Inc.*	198,720

	IT Services - 6.25%
3,714	CSG Systems International, Inc.	164,827
10,275	Fiserv, Inc.*	1,004,073
3,374	Global Payments, Inc.	243,535
1,498	Leidos Holdings, Inc.	74,316
2,417	Paychex, Inc.	125,974
3,289	Sykes Enterprises, Inc.*	95,874
42,768	Total System Services, Inc.	2,187,156
4,168	Vantiv, Inc. - Class A*	227,323
18,407	The Western Union Co.	368,140
		4,491,218
	Life Sciences Tools & Services - 0.43%
2,369	Waters Corp.*	308,349

	Machinery - 5.96%
41,257	Caterpillar, Inc.	3,206,494
4,850	Global Brass & Copper Holdings, Inc.	131,435
1,579	Illinois Tool Works, Inc.	165,037
3,464	Stanley Black & Decker, Inc.	387,691
27,815	Wabash National Corp.*	396,364
		4,287,021
	Media - 6.06%
37,288	CBS Corp. - Class B	2,084,772
53,950	Discovery Communications, Inc. - Class A*	1,473,375
20,425	Gannett Co., Inc.	344,161
4,420	The Walt Disney Co.	456,409
		4,358,717
	Metals & Mining - 0.29%
4,705	Commercial Metals Co.	84,314
1,695	Reliance Steel & Aluminum Co.	125,379
		209,693
	Multi-line Retail - 0.24%
2,461	Dillard's, Inc. - Class A	173,378

	Oil, Gas & Consumable Fuels - 1.06%
10,694	Rex American Resources Corp.*	581,433
2,236	Tesoro Corp.	178,187
		759,620
	Paper & Forest Products - 0.95%
17,766	Domtar Corp.	686,478

	Personal Products - 0.42%
3,161	The Estee Lauder Companies, Inc. - Class A	303,045

	Pharmaceuticals - 1.23%
26,989	Pfizer, Inc.	882,810

	Semiconductors & Semiconductor Equipment - 2.26%
49,682	Intel Corp.	1,504,371
11,461	Photronics, Inc.*	121,257
		1,625,628
	Software - 0.69%
8,025	Electronic Arts, Inc.*	496,346

	Specialty Retail - 7.49%
600	AutoZone, Inc.*	459,138
19,374	Bed Bath & Beyond, Inc.*	914,840
1,812	Foot Locker, Inc.	111,329
15,559	Home Depot, Inc.	2,083,195
5,693	O'Reilly Automotive, Inc.*	1,495,437
46,998	Pier 1 Imports, Inc.	323,816
		5,387,755
	Textiles, Apparel & Luxury Goods - 1.22%
14,826	NIKE, Inc. - Class B	873,844

	Tobacco - 2.05%
23,483	Altria Group, Inc.	1,472,619

	Trading Companies & Distributors - 0.21%
1,098	Watsco, Inc.	147,648

	Wireless Telecommunication Services - 1.06%
44,970	Spok Holdings, Inc.	764,040
	Total Common Stocks (Cost $63,090,715)	70,345,883

	Total Investments in Securities (Cost $63,090,715) - 97.81%	70,345,883
	Other Assets in Excess of Liabilities - 2.19%	1,576,572
	Net Assets - 100.00%	$71,922,455

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Enhanced Dividend Fund
Schedule of Investments
at April 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.13%
	Capital Markets - 0.44%
6,020	Credit Suisse Group AG - ADR	$91,564

	Aerospace & Defense - 0.37%
580	The Boeing Co.	78,184

	Automobiles - 0.18%
1,173	General Motors Co.	37,301

	Chemicals - 6.63%
1,985	BASF SE - ADR	158,443
11,765	The Dow Chemical Co.	618,957
9,529	Israel Chemicals Ltd.#	46,787
6,822	LyondellBasell Industries NV - Class A#	563,975
		1,388,162
	Commercial Banks - 9.32%
15,793	Bank of Montreal#	1,029,072
10,705	The Bank of Nova Scotia#	561,477
10,067	HSBC Holdings PLC - ADR	335,533
8,311	Mizuho Financial Group, Inc. - ADR	24,601
		1,950,683
	Commercial Services & Supplies - 0.96%
987	Republic Services, Inc.	46,458
2,629	Waste Management, Inc.	154,559
		201,017
	Communications Equipment - 0.50%
3,784	Cisco Systems, Inc.	104,022

	Computers & Peripherals - 0.29%
2,773	Seagate Technology PLC#	60,368

	Diversified Telecommunication Services - 4.74%
30,060	CenturyLink, Inc.	930,357
3,692	Orange S.A. - ADR	61,250
		991,607
	Electrical Equipment - 4.91%
11,427	ABB Ltd. - ADR*	241,224
14,392	Emerson Electric Co.	786,235
		1,027,459
	Food & Staples Retailing - 1.33%
2,757	Koninklijke Ahold NV - ADR	60,185
3,257	Wal-Mart Stores, Inc.	217,796
		277,981
	Food Products - 0.97%
1,392	Archer-Daniels-Midland Co.	55,596
3,328	Unilever NV - ADR	146,499
		202,095
	Household Products - 0.79%
549	Kimberly-Clark Corp.	68,729
1,199	The Procter & Gamble Co.	96,064
		164,793

	Insurance - 7.29%
24,404	Allianz SE - ADR	415,844
7,953	MetLife, Inc.	358,680
4,198	Principal Financial Group, Inc.	179,171
4,199	Prudential Financial, Inc.	326,010
10,964	Swiss Re AG - ADR	244,826
		1,524,531
	IT Services - 4.48%
3,763	International Business Machines Corp.	549,172
19,434	The Western Union Co.	388,680
		937,852
	Machinery - 4.53%
8,495	Caterpillar, Inc.	660,231
2,453	Cummins, Inc.	287,075
		947,306
	Media - 0.51%
2,630	Viacom, Inc. - Class B	107,567

	Metals & Mining - 1.59%
6,694	Nucor Corp.	333,227

	Multi-line Retail - 2.51%
6,169	Kohl's Corp.	273,287
1,545	Macy's, Inc.	61,167
2,395	Target Corp.	190,403
		524,857
	Office Electronics - 1.26%
9,448	Canon, Inc. - ADR	263,883

	Oil, Gas & Consumable Fuels - 13.95%
1,932	BP PLC - ADR	64,877
4,078	Chevron Corp.	416,690
4,518	CNOOC Ltd. - ADR	557,657
34,135	Gazprom OAO - ADR	177,161
11,763	LUKOIL PJSC - ADR	499,927
942	PetroChina Co., Ltd. - ADR	68,823
11,557	Royal Dutch Shell PLC - Class A - ADR	611,250
7,357	Sasol Ltd. - ADR	241,236
2,446	Total S.A. - ADR	124,135
2,658	Valero Energy Corp.	156,476
		2,918,232
	Paper & Forest Products - 4.48%
16,687	International Paper Co.	722,046
11,218	UPM-Kymmene Oyj - ADR	215,834
		937,880
	Pharmaceuticals - 9.89%
22,221	GlaxoSmithKline PLC - ADR	953,503
4,039	Johnson & Johnson	452,691
4,953	Merck & Co., Inc.	271,623
11,980	Pfizer, Inc.	391,866
		2,069,683
	Semiconductors & Semiconductor Equipment - 1.79%
5,088	Advanced Semiconductor Engineering, Inc. - ADR	26,101
10,283	Intel Corp.	311,369
1,546	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	36,470
		373,940
	Software - 3.41%
15,701	CA, Inc.	465,692
4,351	Microsoft Corp.	216,984
1,797	Symantec Corp.	29,911
		712,587

	Specialty Retail - 0.97%
6,351	Best Buy Co., Inc.	203,740

	Textiles, Apparel & Luxury Goods - 2.26%
11,770	Coach, Inc.	473,978

	Trading Companies & Distributors - 1.90%
1,647	Mitsui & Co., Ltd. - ADR	397,413

	Wireless Telecommunication Services - 0.88%
9,245	SK Telecom Co., Ltd. - ADR	184,900
	Total Common Stocks (Cost $19,544,708)	19,486,812

	Total Investments in Securities (Cost $19,544,708) - 93.13%	19,486,812
	Other Assets in Excess of Liabilities - 6.87%	1,436,968
	Net Assets - 100.00%	$20,923,780

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	60.4%
Canada	7.6%
Netherlands	6.4%
United Kingdom	6.2%
Japan	3.3%
Russian Federation	3.2%
Germany	2.7%
Switzerland	2.7%
Hong Kong	2.7%
South Africa	1.0%
Finland	1.0%
France	0.9%
Republic of Korea	0.8%
China	0.3%
Taiwan, Province of China	0.3%
Ireland	0.3%
Israel	0.2%
100.0%

O'Shaughnessy Market Leaders Value Fund
Schedule of Investments
at April 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 80.36%
	Aerospace & Defense - 5.98%
237	The Boeing Co.	$31,948
636	Northrop Grumman Corp.	131,181
274	United Technologies Corp.	28,597
		191,726
	Airlines - 1.16%
791	American Airlines Group, Inc.	27,440
210	United Continental Holdings, Inc.*	9,620
		37,060
	Automobiles - 0.98%
994	General Motors Co.	31,609

	Beverages - 2.78%
3,843	Ambev S.A. - ADR	21,482
1,287	Coca-Cola Enterprises, Inc.	67,542
		89,024
	Capital Markets - 1.15%
384	Ameriprise Financial, Inc.	36,826

	Chemicals - 6.07%
250	Ashland, Inc.	27,900
1,352	LyondellBasell Industries NV - Class A#	111,770
189	Monsanto Co.	17,705
1,327	The Mosaic Co.	37,143
		194,518
	Communications Equipment - 3.78%
2,252	Juniper Networks, Inc.	52,697
912	Motorola Solutions, Inc.	68,573
		121,270
	Computers & Peripherals - 1.70%
1,234	NetApp, Inc.	29,172
1,161	Seagate Technology PLC#	25,275
		54,447
	Construction & Engineering - 0.26%
152	Fluor Corp.	8,308

	Diversified Consumer Services - 0.56%
888	H&R Block, Inc.	17,973

	Diversified Financial Services - 0.94%
931	Voya Financial, Inc.	30,230

	Diversified Telecommunication Services - 3.40%
3,525	CenturyLink, Inc.	109,099

	Electrical Equipment - 2.19%
1,286	Emerson Electric Co.	70,254

	Electronic Equipment, Instruments & Components - 2.36%
1,967	Corning, Inc.	36,724
653	TE Connectivity Ltd.#	38,840
		75,564

	Energy Equipment & Services - 3.58%
3,188	National Oilwell Varco, Inc.	114,896

	Food & Staples Retailing - 1.66%
2,432	Koninklijke Ahold NV - ADR	53,091

	Food Products - 0.70%
560	Archer-Daniels-Midland Co.	22,366

	Health Care Providers & Services - 0.77%
335	Express Scripts Holding Co.*	24,700

	Hotels, Restaurants & Leisure - 2.41%
1,103	Marriott International, Inc. - Class A	77,309

	Industrial Conglomerates - 0.20%
213	General Electric Co.	6,550

	Insurance - 7.62%
497	The Allstate Corp.	32,330
667	American International Group, Inc.	37,232
343	Arch Capital Group Ltd.*#	24,178
830	The Hartford Financial Services Group, Inc.	36,835
1,034	The Travelers Companies, Inc.	113,637
		244,212
	Machinery - 8.42%
362	Dover Corp.	23,783
1,074	Illinois Tool Works, Inc.	112,254
838	Parker-Hannifin Corp.	97,225
631	Pentair PLC#	36,648
		269,910
	Media - 5.23%
1,443	CBS Corp. - Class B	80,678
7,306	Sirius XM Holdings, Inc.*	28,859
1,027	Twenty-First Century Fox, Inc. - Class A	31,077
663	Viacom, Inc. - Class B	27,117
		167,731
	Metals & Mining - 1.39%
1,184	BHP Billiton PLC - ADR	32,643
351	Rio Tinto PLC - ADR	11,815
		44,458
	Multi-line Retail - 3.34%
871	Kohl's Corp.	38,585
1,735	Macy's, Inc.	68,689
		107,274
	Oil, Gas & Consumable Fuels - 2.51%
463	Hess Corp.	27,604
900	Valero Energy Corp.	52,983
		80,587
	Personal Products - 0.92%
811	L'Oreal S.A. - ADR	29,512

	Software - 0.89%
966	CA, Inc.	28,652

	Specialty Retail - 3.75%
2,087	Bed Bath & Beyond, Inc.*	98,548
675	Best Buy Co., Inc.	21,654
		120,202

	Textiles, Apparel & Luxury Goods - 2.06%
1,278	Michael Kors Holdings Ltd.*#	66,021

	Wireless Telecommunication Services - 1.60%
381	Mobile TeleSystems - ADR	3,528
1,969	NTT DoCoMo, Inc. - ADR	47,925
		51,453
	Total Common Stocks (Cost $2,555,498)	2,576,832

	Total Investments in Securities (Cost $2,555,498) - 80.36%	2,576,832
	Other Assets in Excess of Liabilities - 19.64%	629,815
	Net Assets - 100.00%	$3,206,647
*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Small Cap Value Fund
Schedule of Investments
at April 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.73%
	Airlines - 0.95%
420	Hawaiian Holdings, Inc.*	$17,669

	Auto Components - 0.92%
228	American Axle & Manufacturing Holdings, Inc.*	3,536
102	Cooper Tire & Rubber Co.	3,523
783	Dana Holding Corp.	10,124
		17,183
	Biotechnology - 0.70%
126	Five Prime Therapeutics, Inc.*	5,996
1,884	PDL BioPharma, Inc.	7,103
		13,099
	Capital Markets - 6.67%
754	Calamos Asset Management, Inc. - Class A	6,213
167	Greenhill & Co., Inc.	3,677
2,186	Investment Technology Group, Inc.	42,671
1,631	Janus Capital Group, Inc.	23,813
728	KCG Holdings, Inc. - Class A*	9,974
304	Moelis & Co. - Class A	8,545
258	Piper Jaffray Companies, Inc.*	10,761
258	Virtu Financial, Inc. - Class A	5,379
26	Virtus Investment Partners, Inc.	2,034
544	Waddell & Reed Financial, Inc. - Class A	11,065
		124,132
	Chemicals - 0.28%
511	Rayonier Advanced Materials, Inc.	5,238

	Commercial Banks - 13.61%
181	Arrow Financial Corp.	5,097
39	Bank of Marin Bancorp	1,912
637	Central Pacific Financial Corp.	14,868
81	City Holding Co.	3,979
105	CNB Financial Corp.	1,878
43	Community Trust Bancorp, Inc.	1,542
2,345	First Bancorp	47,838
791	First Community Bancshares, Inc.	16,461
1,148	First Financial Corp.	40,674
598	First Interstate BancSystem, Inc. - Class A	16,206
908	Grupo Aval Acciones y Valores S.A. - ADR	7,346
1,226	Heritage Financial Corp.	22,620
360	Mercantile Bank Corp.	8,683
1,194	National Bankshares, Inc.	42,972
345	Old National Bancorp	4,623
362	Southwest Bancorp, Inc.	5,810
399	TriCo Bancshares	10,741
		253,250
	Commercial Services & Supplies - 3.89%
6,707	ACCO Brands Corp.*	63,985
426	Ennis, Inc.	8,324
		72,309

	Communications Equipment - 0.23%
173	Comtech Telecommunications Corp.	4,187

	Consumer Finance - 0.33%
279	Green Dot Corp. - Class A*	6,202

	Diversified Consumer Services - 1.92%
1,163	American Public Education, Inc.*	26,935
717	K12, Inc.*	8,812
		35,747
	Electric Utilities - 2.06%
93	El Paso Electric Co.	4,194
830	Empresa Distribuidora y Comercializadora Norte S.A. - ADR*	13,081
1,028	Pampa Energia S.A. - ADR*	21,033
		38,308
	Electrical Equipment - 0.47%
3,671	China Ming Yang Wind Power Group Ltd. - ADR*	8,810

	Electronic Equipment, Instruments & Components - 7.56%
1,077	Benchmark Electronics, Inc.*	20,915
1,918	Celestica, Inc.*#	20,580
1,993	Insight Enterprises, Inc.*	49,247
1,940	Sanmina Corp.*	45,881
59	Tech Data Corp.*	4,053
		140,676
	Energy Equipment & Services - 0.55%
571	Noble Corp. PLC#	6,412
112	Oil States International, Inc.*	3,880
		10,292
	Food Products - 3.10%
418	Cal-Maine Foods, Inc.	21,218
398	Sanderson Farms, Inc.	36,513
		57,731
	Health Care Providers & Services - 2.68%
547	Magellan Health, Inc.*	38,542
47	Molina Healthcare, Inc.*	2,433
137	National HealthCare Corp.	8,830
		49,805
	Household Durables - 0.93%
452	CSS Industries, Inc.	12,638
579	ZAGG, Inc.*	4,638
		17,276
	Independent Power and Renewable Electricity Producers - 2.63%
13,932	Atlantic Power Corp.*#	37,059
487	Talen Energy Corp.*	5,678
1,184	TransAlta Corp.#	6,180
		48,917
	Insurance - 15.95%
453	American National Insurance Co.	52,602
655	Argo Group International Holdings Ltd.#	36,005
1,374	HCI Group, Inc.	41,165
256	Kansas City Life Insurance Co.	10,749
2,984	Maiden Holdings Ltd.#	36,494
66	National Western Life Group, Inc. - Class A	14,302
269	Primerica, Inc.	13,332
867	Selective Insurance Group, Inc.	30,094
1,031	United Fire Group, Inc.	46,209
895	Universal Insurance Holdings, Inc.	15,761
		296,713
	Internet Software & Services - 0.22%
474	Global Sources Ltd.*#	4,029

	IT Services - 0.87%
467	Net 1 Ueps Technologies, Inc.*	5,567
300	NeuStar, Inc. - Class A*	7,047
66	Science Applications International Corp.	3,504
		16,118
	Life Sciences Tools & Services - 0.39%
150	INC Research Holdings, Inc. - Class A*	7,220

	Machinery - 6.38%
795	FreightCar America, Inc.	13,634
574	Global Brass & Copper Holdings, Inc.	15,555
375	Hyster-Yale Materials Handling, Inc.	22,969
974	Luxfer Holdings PLC - ADR	12,516
3,795	Wabash National Corp.*	54,079
		118,753
	Marine - 0.77%
1,473	Costamare, Inc.#	14,288

	Media - 1.92%
2,118	Gannett Co., Inc.	35,688

	Metals & Mining - 2.48%
3,629	Nevsun Resources Ltd.#	13,572
4,581	Sims Metal Management Ltd. - ADR	32,479
		46,051
	Multi-line Retail - 1.77%
467	Dillard's, Inc. - Class A	32,900

	Multi-Utilities - 1.45%
2,030	Just Energy Group, Inc.#	12,890
355	Unitil Corp.	14,030
		26,920
	Oil, Gas & Consumable Fuels - 3.75%
1,833	Alon USA Energy, Inc.	19,246
270	CVR Energy, Inc.	6,556
808	Rex American Resources Corp.*	43,931
		69,733
	Paper & Forest Products - 0.58%
1,288	Mercer International, Inc.	10,819

	Pharmaceuticals - 0.23%
320	SciClone Pharmaceuticals, Inc.*	4,224

	Professional Services - 0.57%
559	Kforce, Inc.	10,627

	Real Estate Management & Development - 2.01%
265	Marcus & Millichap, Inc.*	6,646
6,225	Xinyuan Real Estate Co. Ltd. - ADR	30,752
		37,398
	Road & Rail - 0.77%
753	ArcBest Corp.	14,375

	Semiconductors & Semiconductor Equipment - 0.76%
1,320	Kulicke & Soffa Industries, Inc.*	14,150

	Specialty Retail - 2.21%
195	Abercrombie & Fitch Co. - Class A	5,212
4,682	Pier 1 Imports, Inc.	32,259
245	Rent-A-Center, Inc.	3,601
		41,072
	Textiles, Apparel & Luxury Goods - 0.87%
573	Movado Group, Inc.	16,164

	Thrifts & Mortgage Finance - 1.99%
646	BankFinancial Corp.	7,985
446	First Defiance Financial Corp.	17,653
1,791	TrustCo Bank Corp. NY	11,480
		37,118
	Trading Companies & Distributors - 1.07%
338	Applied Industrial Technologies, Inc.	15,491
311	MRC Global, Inc.*	4,348
		19,839
	Water Utilities - 0.24%
84	California Water Service Group	2,346
61	SJW Corp.	2,099
		4,445
	Total Common Stocks (Cost $1,726,466)	1,799,475

	PREFERRED STOCKS - 1.84%
	Chemicals - 0.78%
1,015	Braskem S.A. - ADR	14,464

	Electric Utilities - 1.06%
4,404	Companhia Energetica de Minas Gerais - ADR	8,632
1,356	Companhia Paranaense de Energia-Copel - Class B - ADR	11,214
		19,846
	Total Preferred Stocks (Cost $33,958)	34,310

	Total Investments in Securities (Cost $1,760,424) - 98.57%	1,833,785
	Other Assets in Excess of Liabilities - 1.43%	26,628
	Net Assets - 100.00%	$1,860,413
*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Small/Mid Cap Growth Fund
Schedule of Investments
at April 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.44%
	Aerospace & Defense - 4.09%
6,820	BWX Technologies, Inc.	$227,720
961	Elbit Systems Ltd.#	96,100
262	Huntington Ingalls Industries, Inc.	37,930
2,210	National Presto Industries, Inc.	192,690
		554,440
	Air Freight & Logistics - 0.51%
4,940	Air Transport Services Group, Inc.*	69,605

	Airlines - 0.55%
457	China Southern Airlines Co. Ltd. - ADR	14,098
1,309	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR*	27,332
795	Hawaiian Holdings, Inc.*	33,446
		74,876
	Auto Components - 1.64%
859	Cooper Tire & Rubber Co.	29,670
818	Cooper-Standard Holding, Inc.*	63,076
1,457	Superior Industries International, Inc.	38,057
1,158	Visteon Corp.*	92,258
		223,061
	Beverages - 0.83%
2,407	National Beverage Corp.*	112,503

	Biotechnology - 0.16%
562	Emergent BioSolutions, Inc.*	21,648

	Building Materials - 0.97%
974	Lennox International, Inc.	131,441

	Building Products - 2.57%
1,752	A.O. Smith Corp.	135,289
1,631	American Woodmark Corp.*	118,802
2,080	Griffon Corp.	32,885
1,167	Insteel Industries, Inc.	33,831
364	Universal Forest Products, Inc.	27,901
		348,708
	Capital Markets - 2.46%
10,883	Cowen Group, Inc. - Class A*	37,927
596	Diamond Hill Investment Group, Inc.*	104,455
2,748	INTL FCStone, Inc.*	75,020
2,419	SEI Investments Co.	116,306
		333,708

	Chemicals - 1.37%
813	Cabot Corp.	39,666
1,356	Chase Corp.	76,329
1,442	Innospec, Inc.	69,735
		185,730
	Commercial Banks - 9.29%
1,324	Bank of the Ozarks, Inc.	54,681
4,861	BNC Bancorp	108,692
5,153	CenterState Banks, Inc.	83,942
3,669	Eagle Bancorp, Inc.*	186,018
6,775	Enterprise Financial Services Corp.	185,432
1,323	Financial Institutions, Inc.	37,044
1,562	First Bancorp	31,865
936	First Merchants Corp.	24,008
784	German American Bancorp, Inc.	25,268
810	Great Western Bancorp, Inc.	25,531
3,993	Heartland Financial USA, Inc.	133,805
10,771	Heritage Commerce Corp.	112,449
1,837	Independent Bank Corp.	27,831
2,507	Mercantile Bank Corp.	60,469
671	National Bankshares, Inc.	24,149
3,850	Pacific Continental Corp.	64,141
1,503	Pinnacle Financial Partners, Inc.	73,903
		1,259,228
	Commercial Services & Supplies - 3.23%
2,629	Avery Dennison Corp.	190,892
3,930	Ennis, Inc.	76,792
1,810	Interface, Inc.	30,806
5,194	Rollins, Inc.	139,563
		438,053
	Communications Equipment - 0.35%
7,662	ShoreTel, Inc.*	46,891

	Construction & Engineering - 1.47%
4,931	Comfort Systems USA, Inc.	145,415
1,213	Granite Construction, Inc.	54,088
		199,503
	Construction Materials - 0.64%
1,401	U.S. Concrete, Inc.*	86,526

	Consumer Finance - 0.50%
243	Cash America International, Inc.	8,981
300	Credit Acceptance Corp.*	58,881
		67,862
	Containers & Packaging - 1.44%
871	AptarGroup, Inc.	66,196
1,949	Bemis Co., Inc.	97,801
654	Sonoco Products Co.	30,666
		194,663
	Distributors - 0.17%
262	Pool Corp.	22,901

	Diversified Consumer Services - 2.98%
2,723	Bright Horizons Family Solutions, Inc.*	178,683
724	Houghton Mifflin Harcourt Co.*	14,849
6,864	Service Corp. International	183,063
703	ServiceMaster Global Holdings, Inc.*	26,939
		403,534
	Diversified Financial Services - 3.20%
208	CBOE Holdings, Inc.	12,888
1,310	MarketAxess Holdings, Inc.	160,816
621	Morningstar, Inc.	51,667
1,616	MSCI, Inc.	122,719
1,386	Nasdaq, Inc.	85,530
		433,620
	Diversified Telecommunication Services - 0.37%
354	Cogent Communications Holdings, Inc.	13,700
1,553	Consolidated Communications Holdings, Inc.	36,713
		50,413
	Electrical Equipment - 0.59%
326	Acuity Brands, Inc.	79,508

	Electronic Equipment, Instruments & Components - 2.34%
1,555	CDW Corp. of Deleware	59,867
986	Coherent, Inc.*	92,092
947	Littelfuse, Inc.	110,307
1,085	OSI Systems, Inc.*	55,216
		317,482
	Food & Staples Retailing - 1.31%
951	Casey's General Stores, Inc.	106,512
2,544	SpartanNash Co.	70,469
		176,981
	Food Products - 6.22%
1,939	B&G Foods, Inc.	79,906
481	Campbell Soup Co.	29,683
3,112	Flowers Foods, Inc.	59,626
2,237	Fresh Del Monte Produce, Inc.#	96,773
726	Hormel Foods Corp.	27,987
789	Industrias Bachoco S.A.B. de C.V. - ADR	39,679
2,131	Ingredion, Inc.	245,257
807	John B. Sanfilippo & Son, Inc.*	44,651
805	Lancaster Colony Corp.	93,783
1,823	Marine Harvest ASA - ADR*	28,348
516	Sanderson Farms, Inc.	47,338
472	Seneca Foods Corp. - Class A*	15,382
990	Tootsie Roll Industries, Inc.	35,284
		843,697

	Health Care Equipment & Supplies - 2.71%
277	Cantel Medical Corp.	18,556
325	Cynosure, Inc. - Class A*	15,906
938	DENTSPLY SIRONA, Inc.	55,905
3,701	Hologic, Inc.*	124,317
551	Integra LifeSciences Holdings Corp.*	39,022
434	Masimo Corp.*	18,814
805	Meridian Bioscience, Inc.	15,384
1,600	Merit Medical Systems, Inc.*	32,400
299	Teleflex, Inc.	46,578
		366,882
	Health Care Providers & Services - 2.62%
512	Almost Family, Inc.*	21,509
953	Centene Corp.*	59,048
731	Chemed Corp.	94,869
1,319	CorVel Corp.*	59,619
1,549	Owens & Minor, Inc.	56,368
1,269	U.S. Physical Therapy, Inc.	63,272
		354,685
	Health Care Technology - 0.18%
1,871	Allscripts Healthcare Solutions, Inc.*	25,071

	Hotels, Restaurants & Leisure - 4.06%
1,263	Boyd Gaming Corp.*	23,542
615	The Cheesecake Factory, Inc.	31,371
775	Darden Restaurants, Inc.	48,244
228	Domino's Pizza, Inc.	27,561
952	Marriott Vacations Worldwide Corp.	59,633
269	Panera Bread Co. - Class A*	57,698
1,203	Papa John's International, Inc.	68,078
853	Six Flags Entertainment Corp.	51,223
1,409	Vail Resorts, Inc.	182,663
		550,013
	Household Durables - 2.38%
1,747	Bassett Furniture Industries, Inc.	51,554
225	Helen of Troy Ltd.*#	22,394
3,968	Hooker Furniture Corp.	98,406
70	NVR, Inc.*	116,290
551	Tempur Sealy International, Inc.*	33,429
		322,073
	Household Products - 1.04%
4,404	Central Garden & Pet Co. - Class A*	71,741
681	WD-40 Co.	69,666
		141,407

	Insurance - 7.98%
620	American Financial Group, Inc.	42,848
1,425	Arch Capital Group Ltd.*#	100,448
1,387	Argo Group International Holdings Ltd.#	76,243
1,291	Cincinnati Financial Corp.	85,219
1,174	Erie Indemnity Co. - Class A	110,814
624	FBL Financial Group, Inc. - Class A	37,733
3,626	First American Financial Corp.	130,609
514	The Hanover Insurance Group, Inc.	44,081
3,016	James River Group Holdings Ltd.#	93,375
2,020	Maiden Holdings Ltd.#	24,705
8,600	Old Republic International Corp.	159,014
517	ProAssurance Corp.	24,676
434	RLI Corp.	26,986
1,661	Selective Insurance Group, Inc.	57,653
2,800	State National Companies, Inc.	31,584
788	United Fire Group, Inc.	35,318
		1,081,306
	Internet Software & Services - 2.34%
198	j2 Global, Inc.	12,577
2,988	Tucows, Inc. - Class A*	73,370
2,681	VeriSign, Inc.*	231,638
		317,585
	IT Services - 10.42%
436	Amdocs Ltd.#	24,651
1,584	Broadridge Financial Solutions, Inc.	94,787
413	CACI International, Inc. - Class A*	39,710
1,703	Convergys Corp.	45,129
1,566	CoreLogic, Inc.*	55,562
3,371	CSG Systems International, Inc.	149,605
695	DST Systems, Inc.	83,873
349	Euronet Worldwide, Inc.*	26,908
1,107	ExlService Holdings, Inc.*	53,568
4,360	Genpact Ltd.*#	121,600
555	Global Payments, Inc.	40,060
1,835	Leidos Holdings, Inc.	91,034
455	MAXIMUS, Inc.	24,070
2,578	Sykes Enterprises, Inc.*	75,149
4,147	Total System Services, Inc.	212,078
3,218	Vantiv, Inc. - Class A*	175,510
3,134	WNS Holdings Ltd. - ADR*	99,316
		1,412,610
	Leisure Products - 0.88%
1,125	Hasbro, Inc.	95,220
1,089	Smith & Wesson Holding Corp.*	23,773
		118,993
	Life Sciences Tools & Services - 0.88%
198	Bio-Rad Laboratories, Inc. - Class A*	28,086
3,239	Bruker Corp.	91,664
		119,750

	Machinery - 3.03%
4,117	Global Brass & Copper Holdings, Inc.	111,571
379	Graco, Inc.	29,710
1,404	John Bean Technologies Corp.	73,205
669	Kadant, Inc.	31,677
925	The Toro Co.	79,966
2,033	Xylem, Inc.	84,939
		411,068
	Media - 1.18%
851	Cinemark Holdings, Inc.	29,487
110	Graham Holdings Co. - Class B	52,419
616	The Interpublic Group of Companies, Inc.	14,131
854	Scholastic Corp.	31,069
1,194	Starz - Class A*	32,489
		159,595
	Oil, Gas & Consumable Fuels - 0.44%
3,842	Nordic American Tankers Ltd.#	59,205

	Paper & Forest Products - 0.19%
2,945	Fibria Celulose S.A. - ADR	26,093

	Personal Products - 0.27%
1,205	Coty, Inc. - Class A	36,632

	Professional Services - 0.96%
4,870	CBIZ, Inc.*	49,577
722	Insperity, Inc.	38,100
2,264	Kelly Services, Inc. - Class A	42,495
		130,172
	Semiconductors & Semiconductor Equipment - 1.61%
1,110	Advanced Energy Industries, Inc.*	35,908
6,867	Alpha & Omega Semiconductor Ltd.*#	89,202
8,810	Photronics, Inc.*	93,210
		218,320
	Software - 1.50%
2,078	NICE-Systems Ltd. - ADR	132,680
3,499	Sapiens International Corp. NV*#	41,218
787	Trend Micro, Inc. - ADR	29,796
		203,694
	Specialty Retail - 0.84%
1,018	Foot Locker, Inc.	62,546
544	Winmark Corp.	51,789
		114,335
	Textiles, Apparel & Luxury Goods - 1.12%
223	Carter's, Inc.	23,787
2,198	Cherokee, Inc.*	34,377
3,575	Culp, Inc.	93,808
		151,972

	Thrifts & Mortgage Finance - 1.76%
1,298	First Defiance Financial Corp.	51,375
1,453	Flagstar Bancorp, Inc.*	34,393
842	Meta Financial Group, Inc.	41,780
2,032	New York Community Bancorp, Inc.	30,541
1,395	Territorial Bancorp, Inc.	36,591
1,303	WSFS Financial Corp.	44,484
		239,164
	Tobacco - 0.49%
1,224	Universal Corp.	66,769

	Trading Companies & Distributors - 0.61%
337	Beacon Roofing Supply, Inc.*	14,400
176	MSC Industrial Direct Co., Inc.	13,640
408	Watsco, Inc.	54,864
		82,904
	Transportation Infrastructure - 0.70%
1,002	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	94,609
	Total Common Stocks (Cost $13,088,941)	13,481,489

	Total Investments in Securities (Cost $13,088,941) - 99.44%	13,481,489
	Other Assets in Excess of Liabilities - 0.56%	76,141
	Net Assets - 100.00%	$13,557,630

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR -	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Funds
Notes to Schedule of Investments
April 30, 2016 (Unaudited)

Note 1 – Securities Valuation

The O’Shaughnessy Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.
These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2016:

All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$17,931,235	$-	$-	$17,931,235
Consumer Staples	8,000,201	-	-	8,000,201
Energy	2,527,010	-	-	2,527,010
Financials	8,096,346	-	-	8,096,346
Health Care	3,415,543	-	-	3,415,543
Industrials	13,460,785	-	-	13,460,785
Information Technology	11,069,963	-	-	11,069,963
Materials	3,173,501	-	-	3,173,501
Telecommunication Services	1,599,099	-	-	1,599,099
Utilities	1,072,200	-	-	1,072,200
Total Common Stocks	70,345,883	-	-	70,345,883
Total Investments in Securities	$70,345,883	$-	$-	$70,345,883

Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,347,443	$-	$-	$1,347,443
Consumer Staples	644,869	-	-	644,869
Energy	2,918,232	-	-	2,918,232
Financials	3,566,778	-	-	3,566,778
Health Care	2,069,683	-	-	2,069,683
Industrials	2,651,379	-	-	2,651,379
Information Technology	2,452,652	-	-	2,452,652
Materials	2,659,269	-	-	2,659,269
Telecommunication Services	1,176,507	-	-	1,176,507
Total Common Stocks	19,486,812	-	-	19,486,812
Total Investments in Securities	$19,486,812	$-	$-	$19,486,812

Market Leaders Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$588,119	$-	$-	$588,119
Consumer Staples	193,993	-	-	193,993
Energy	195,483	-	-	195,483
Financials	311,268	-	-	311,268
Health Care	24,700	-	-	24,700
Industrials	583,808	-	-	583,808
Information Technology	279,933	-	-	279,933
Materials	238,976	-	-	238,976
Telecommunication Services	160,552	-	-	160,552
Total Common Stocks	2,576,832	-	-	2,576,832
Total Investments in Securities	$2,576,832	$-	$-	$2,576,832

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$196,030	$-	$-	$196,030
Consumer Staples	57,731	-	-	57,731
Energy	80,025	-	-	80,025
Financials	754,813	-	-	754,813
Health Care	74,348	-	-	74,348
Industrials	276,670	-	-	276,670
Information Technology	179,160	-	-	179,160
Materials	62,108	-	-	62,108
Utilities	118,590	-	-	118,590
Total Common Stocks	1,799,475	-	-	1,799,475
Preferred Stocks
Materials	14,464	-	-	14,464
Utilities	19,846	-	-	19,846
Total Preferred Stocks	34,310	-	-	34,310
Total Investments in Securities	$1,833,785	$-	$-	$1,833,785

Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,066,477	$-	$-	$2,066,477
Consumer Staples	1,377,989	-	-	1,377,989
Energy	59,205	-	-	59,205
Financials	3,414,888	-	-	3,414,888
Health Care	888,036	-	-	888,036
Industrials	2,423,995	-	-	2,423,995
Information Technology	2,516,582	-	-	2,516,582
Materials	683,904	-	-	683,904
Telecommunication Services	50,413	-	-	50,413
Total Common Stocks	13,481,489	-	-	13,481,489
Total Investments in Securities	$13,481,489	$-	$-	$13,481,489

Refer to the Funds’ Schedules of Investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at April 30, 2016, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the period ended April 30, 2016.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at April 30, 2016 was as follows*:

All Cap Core Fund

Cost of investments	$63,178,367

Gross unrealized appreciation	$9,375,049
Gross unrealized depreciation	(2,207,533)
Net unrealized appreciation	$7,167,516

Enhanced Dividend Fund

Cost of investments	$19,616,477

Gross unrealized appreciation	$1,003,885
Gross unrealized depreciation	(1,133,550)
Net unrealized depreciation	$(129,665)

Small/Mid Cap Growth Fund

Cost of investments	$13,093,561

Gross unrealized appreciation	$925,191
Gross unrealized depreciation	(537,263)
Net unrealized appreciation	$387,928

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.
The Market Leaders Value Fund and Small Cap Value Fund commenced operations on February 26, 2016. The cost basis of investments for federal income tax purposes at April 30, 2016 was as follows**:

Market Leaders Value Fund

Cost of investments	$2,555,498

Gross unrealized appreciation	$78,192
Gross unrealized depreciation	(56,858)
Net unrealized appreciation	$21,334

Small Cap Value Fund

Cost of investments	$1,760,424

Gross unrealized appreciation	$112,263
Gross unrealized depreciation	(38,902)
Net unrealized appreciation	$73,361

** Because tax adjustments are calculated annually, the above tables do not include tax adjustments.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 6/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 6/29/2016

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date 6/29/2016

* Print the name and title of each signing officer under his or her signature.